UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2009 Date of Reporting Period: 09/30/2009

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 09/30/09

		VALUE
		-----------
COMMON STOCKS - 93.10%
	Consumer Discretionary - Durables & Apparel - 2.35%
65,000	Carter's, Inc. *	$ 1,735,500
40,000	Tupperware Brands Corporation	1,596,800
		-----------
		3,332,300
		-----------
	Consumer Discretionary - Hotels, Restaurants & Leisure - 1.18%
35,000	Jack in the Box Inc. *	717,150
17,500	Panera Bread Company *	962,500
		-----------
		1,679,650
		-----------
	Consumer Discretionary - Media - 0.86%
25,000	Morningstar, Inc. *	1,214,000
		-----------
	Consumer Discretionary - Retail - 3.06%
10,000	Gymboree Corporation (The) *	483,800
80,000	Monro Muffler Brake, Inc.	2,543,200
70,000	PetMed Express, Inc.	1,319,500
		-----------
		4,346,500
		-----------
	Consumer Discretionary - Services - 3.26%
80,000	BJ's Restaurants Inc. *	1,199,200
33,300	Matthews International Corporation	1,178,154
140,000	Texas Roadhouse, Inc. *	1,486,800
160,000	Wendy's/Arby's Group, Inc.	756,800
		-----------
		4,620,954
		-----------
	Consumer Staples - Food, Beverage & Tobacco - 2.73%
40,000	Diamond Foods, Inc.	1,268,800
191,500	Smart Balance, Inc. *	1,175,810
40,000	TreeHouse Foods, Inc. *	1,426,800
		-----------
		3,871,410
		-----------
	Energy - 2.59%
45,100	Approach Resources Inc. *	409,508
70,000	Bolt Technology Corporation *	879,900
22,500	Bristow Group Inc. *	668,025
35,000	St. Mary Land & Exploration Company	1,136,100
10,000	Whiting Petroleum Corporation *	575,800
		-----------
		3,669,333
		-----------
	Financials - Banks - 3.63%
100,000	Associated Banc-Corp	1,142,000
101,000	Baylake Corp.	328,250
73,394	First Financial Bancorp.	884,398
35,513	FirstMerit Corporation	675,812
25,000	IBERIABANK Corporation	1,139,000
80,000	Valley National Bancorp	983,200
		-----------
		5,152,660
		-----------
	Financials - Diversified - 4.16%
23,000	Affiliated Managers Group, Inc. *	1,495,230
90,000	Duff & Phelps Corporation - Class A	1,724,400
45,000	Eaton Vance Corp.	1,259,550
50,000	Waddell & Reed Financial, Inc.	1,422,500
		-----------
		5,901,680
		-----------
	Financials - Insurance - 4.47%
120,000	Brown & Brown, Inc.	2,299,200
92,500	HCC Insurance Holdings, Inc.	2,529,875
53,400	Willis Group Holdings Limited	1,506,948
		-----------
		6,336,023
		-----------
	Health Care - Equipment - 10.54%
55,000	CardioNet, Inc. *	369,600
23,500	Computer Programs and Systems, Inc.	973,135
120,000	DexCom, Inc. *	951,600
33,500	IDEXX Laboratories, Inc. *	1,675,000
114,400	Insulet Corporation *	1,284,712
50,000	Masimo Corporation *	1,310,000
80,000	MedAssets, Inc. *	1,805,600
79,550	Meridian Bioscience, Inc.	1,989,545
105,000	Micrus Endovascular Corporation *	1,359,750
22,500	NuVasive, Inc. *	939,600
45,000	Somanetics Corporation *	725,400
65,400	TranS1 Inc. *	314,574
70,000	Wright Medical Group, Inc. *	1,250,200
		-----------

		14,948,716
		-----------
	Health Care - Pharmaceuticals & Biotechnology - 4.25%
44,500	Charles River Laboratories International, Inc.	1,645,610
82,000	PAREXEL International Corporation *	1,114,380
50,000	Perrigo Company	1,699,500
25,000	Techne Corporation	1,563,750
		-----------
		6,023,240
		-----------
	Health Care - Services - 7.49%
50,000	Amedisys, Inc. *	2,181,500
80,000	AmSurg Corp. *	1,698,400
101,000	Dialysis Corporation of America *	608,020
95,000	Eclipsys Corporation *	1,833,500
56,200	MWI Veterinary Supply, Inc. *	2,245,190
76,500	VCA Antech, Inc. *	2,057,085
		-----------
		10,623,695
		-----------
	Industrials - Capital Goods - 8.84%
25,000	Baldor Electric Company	683,500
75,000	Beacon Roofing Supply, Inc. *	1,198,500
42,650	Graco Inc.	1,188,656
40,000	Kaydon Corporation	1,296,800
25,000	Middleby Corporation (The) *	1,375,250
37,500	MSC Industrial Direct Co., Inc. - Class A	1,634,250
35,000	Powell Industries, Inc. *	1,343,650
25,000	Regal-Beloit Corporation	1,142,750
70,000	Robbins & Myers, Inc.	1,643,600
48,750	Sun Hydraulics Corporation	1,026,675
		-----------
		12,533,631
		-----------
	Industrials - Commercial Services & Supplies - 7.39%
50,000	Copart, Inc. *	1,660,500
85,000	Healthcare Services Group, Inc.	1,560,600
60,000	ICF International, Inc. *	1,819,200
20,000	IHS Inc. - Class A *	1,022,600
75,000	Mobile Mini, Inc. *	1,302,000
50,000	Navigant Consulting, Inc. *	675,000
40,000	Ritchie Bros. Auctioneers Incorporated	981,600
30,000	Stericycle, Inc. *	1,453,500
		-----------
		10,475,000
		-----------
	Industrials - Transportation - 3.12%
50,000	Hub Group, Inc. - Class A *	1,142,500
94,250	Knight Transportation, Inc.	1,581,515
100,000	Marten Transport, Ltd. *	1,706,000
		-----------
		4,430,015
		-----------
	Information Technology - Hardware & Equipment - 7.01%
65,000	Ceragon Networks Ltd. *	549,900
65,000	Compellent Technologies, Inc. *	1,173,250
31,900	Dolby Laboratories, Inc. *	1,218,261
17,300	DTS, Inc. *	473,674
45,000	F5 Networks, Inc. *	1,783,350
73,500	FLIR Systems, Inc. *	2,055,795
120,000	Intermec, Inc. *	1,692,000
45,000	Riverbed Technology, Inc. *	988,200
		-----------
		9,934,430
		-----------
	Information Technology - Semiconductors & Semiconductor Equipment - 2.44%
35,000	Cavium Networks, Inc. *	751,450
47,500	ManTech International Corporation - Class A	2,240,100
35,000	Skyworks Solutions, Inc. *	463,400
		-----------
		3,454,950
		-----------
	Information Technology - Software & Services - 8.82%
47,500	ANSYS, Inc. *	1,779,825
25,000	Concur Technologies, Inc. *	994,000
25,000	FactSet Research Systems Inc.	1,656,000
64,500	MICROS Systems, Inc. *	1,947,255
25,000	Quality Systems, Inc.	1,539,250
30,000	SolarWinds, Inc. *	660,900
85,000	Solera Holdings, Inc.	2,644,350
25,700	SPSS Inc. *	1,283,715
		-----------
		12,505,295
		-----------
	Materials - 4.45%
66,000	AptarGroup, Inc.	2,465,760
110,000	RPM International, Inc.	2,033,900
65,000	Sensient Technologies Corporation	1,805,050
		-----------
		6,304,710
		-----------
	Other - 0.46%
10,000	iShares Russell 2000 Growth Index Fund	655,100

		-----------
	TOTAL COMMON STOCKS (cost $106,857,621)	132,013,292
		-----------

SHORT-TERM INVESTMENTS - 6.88%
	Commercial Paper - 6.15%
$600,000	Time Warner Cable, Inc. 10/01/09, 0.35%	600,000
505,000	Wisconsin Energy Corporation 10/02/09, 0.20%	504,997
600,000	Wisconsin Energy Corporation 10/02/09, 0.23%	599,996
300,000	XTO Energy Inc. 10/02/09, 0.30%	299,998
500,000	Hitachi Capital America Corp. 10/05/09, 0.35%	499,981
425,000	Integrys Energy Group, Inc. 10/05/09, 0.30%	424,986
650,000	Hitachi Capital America Corp. 10/06/09, 0.35%	649,968
525,000	V.F. Corporation 10/06/09, 0.25%	524,982
500,000	Time Warner Cable, Inc. 10/07/09, 0.35%	499,971
600,000	General Mills, Inc. 10/08/09, 0.24%	599,972
300,000	Kellogg Company 10/08/09, 0.25%	299,985
398,000	Clorox Company (The) 10/09/09, 0.28%	397,975
500,000	BMW US Capital, LLC 10/13/09, 0.30%	499,950
450,000	Kellogg Company 10/13/09, 0.20%	449,970
520,000	BMW US Capital, LLC 10/14/09, 0.30%	519,944
575,000	Hitachi Capital America Corp. 10/16/09, 0.40%	574,904
775,000	BMW US Capital, LLC 10/22/09, 0.30%	774,864
		-----------
		8,722,443
		-----------
	Variable Rate Security - 0.73%
1,029,150	American Family Financial Services, Inc. 10/01/09, 0.10%	1,029,150
		-----------
	TOTAL SHORT-TERM INVESTMENTS (cost $9,751,593)	9,751,593
		-----------

	TOTAL SECURITY HOLDINGS (cost $116,609,214) - 99.98%	141,764,885
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.02%	24,799
		------------
	TOTAL NET ASSETS	$141,789,684
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of September 30, 2009, investment cost for federal tax purposes was $117,024,883 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$33,616,953
Unrealized depreciation	(8,876,951)
-----------
Net unrealized appreciation	$24,740,002
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$132,013,292
Level 2 - Other Significant Observable Inputs	9,751,593
Level 3 - Significant Unobservable Inputs	--
------------
Total	$141,764,885
------------
------------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/10/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/10/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/10/2009